Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Central Index Key	0000276914
Amendment Flag	false
Document Creation Date	Jan. 20, 2015
Document Effective Date	Jan. 21, 2015
Prospectus Date	Jan. 21, 2015